Share-Based Compensation - Summary of Performance Based Stock Option (Detail) - Performance Shares [Member] - HCM Share Based Compensation Plans [Member] - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares
Options Outstanding at Beginning of Period	1,038,147	1,227,926	1,280,868	1,343,100
Options, Granted	0	0	0	0
Options, Exercised	(633,606)	(167,202)
Options, Forfeited or expired	(8,358)	(25,077)	(52,942)	(62,232)
Options Outstanding at End of Period	396,183	1,038,147	1,227,926	1,280,868	1,343,100
Options Exercisable at End of Period	396,183
Weighted Average Exercise Price (per share)
Weighted Average Exercise Price at Beginning of Period	$ 13.46	$ 13.46	$ 13.46	$ 13.46
Weighted Average Exercise Price, Granted	0	0	0	0
Weighted Average Exercise Price, Exercised	(13.46)	(13.46)
Weighted Average Exercise Price, Forfeited or expired	(13.46)	(13.46)	(13.46)	(13.46)
Weighted Average Exercise Price at End of Period	13.50	$ 13.46	$ 13.46	$ 13.46	$ 13.46
Weighted Average Exercise Price at End of Period	$ 13.50
Weighted Average Remaining Contractual Term (in years)
Weighted Average Remaining Contractual Term (in years)	3 years 4 months 24 days	3 years 6 months	4 years 2 months 12 days	5 years 2 months 12 days	6 years 3 months 18 days
Weighted Average Remaining Contractual Term Exercisable (in years)	3 years 4 months 24 days
Aggregate intrinsic value
Aggregate Intrinsic Value, Options Outstanding	$ 11.3
Aggregate Intrinsic Value, Options Exercisable	$ 11.3
Previously Reported [Member]
Shares
Options Outstanding at Beginning of Period	1,035,647
Options Outstanding at End of Period		1,035,647